Accounting Pronouncements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jan. 01, 2021	Dec. 31, 2020	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investment in and loans, net to equity-accounted investments (notes 6b, 11a and 14)	$ 1,169,502		$ 1,169,502			$ 1,075,653
Non-controlling interest	1,941,036		1,941,036			1,989,883
Accumulated deficit	(501,822)		(501,822)			(527,028)
Other long-term liabilities (note 7)	159,292		159,292			198,107
Long-term Debt	2,113,179		2,113,179			$ 2,055,107
Interest Expense	47,268	$ 53,175	144,901	$ 174,940
Net Income (Loss) Attributable to Parent, Diluted	$ (2,913)	$ (35,407)	$ 25,194	$ (63,489)
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	0	0	0	0
• Diluted income (loss) attributable to shareholders of Teekay Corporation	$ (0.03)	$ (0.35)	$ 0.25	$ (0.63)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Dividends, Common Stock, Stock					$ (6,334)
Accounting Standards Update 2016-13 [Member] | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit							$ (53,300)
Accounting Standards Update 2020-06 | Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term Debt					6,300
Dividends, Common Stock, Stock					$ 6,300
Interest Expense	$ 800		$ 2,300
Net Income (Loss) Attributable to Parent, Diluted	$ 1,600		$ 4,800
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities	9,588,378		9,588,378
• Diluted income (loss) attributable to shareholders of Teekay Corporation	$ 0.02		$ 0.05